10. Stockholders' Equity (Details Narrative) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Details Narrative
Convertible Preferred stock, Authorized	10,000,000	10,000,000
Convertible Preferred stock, Par value	0.0756	0.0756
Additional paid-in capital	231,195,613	225,411,222
Repurchased shares, Number	65,045
Repurchased shares, Average Price	3.87